Shareholder's Equity (Details Textual) $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 30, 2019 ARS ($)	Oct. 29, 2018 ARS ($)	Oct. 31, 2017 ARS ($)	Jun. 30, 2020 $ / shares	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($) $ / shares	Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ARS ($) $ / shares	Jun. 30, 2018 ARS ($)	Jun. 30, 2020 ARS ($) shares	Dec. 18, 2012 $ / shares shares
Nominal value, per shares (in argentine peso per share) | $ / shares											$ 0.1
Increase of nominal value, per shares (in argentine peso per share) | $ / shares											$ 1
Number of shares par value increase | shares											20,264
Number of shares outstanding | shares										126,014,050
Common stock par value | $ / shares				$ 1.00
Legal reserve, description					5% of the profit of the year is destined to constitute legal reserves until they reach legal capped amount (20% of share capital).
Reserve						$ 9,232	$ 9,232	$ 9,232	$ 9,232	$ 9,232
Dividend, per shares (in argentine peso per share) | $ / shares				$ 6.96		$ 8.00		$ 14.56
Dividend	$ 877,000	$ 1,008,000	$ 1,834,000
Canceled dividends					$ 730,000		$ 1,008,000		$ 1,834,000
Special Reserve [Member]
Reserve		$ 34,413,000								150,000
Revaluation surplus [Member]
Reserve										$ 273,000